INVESTMENT IN RESIDENTIAL MORTGAGE LOANS	9 Months Ended
Sep. 30, 2013
Investment In Residential Mortgage Loans
INVESTMENT IN RESIDENTIAL MORTGAGE LOANS

5. INVESTMENTS IN RESIDENTIAL MORTGAGE LOANS

On February 27, 2013, New Residential, through a subsidiary, entered into an agreement to co-invest in reverse mortgage loans with a UPB of approximately $83 million as of December 31, 2012. New Residential has invested approximately $35 million to acquire a 70% interest in the reverse mortgage loans. Nationstar has co-invested on a pari passu basis with New Residential in 30% of the reverse mortgage loans and is the servicer of the loans performing all servicing and advancing functions and retaining the ancillary income, servicing obligations and liabilities as the servicer.

Loans for which New Residential has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are classified as held-for-investment. Loans are presented in the consolidated balance sheet at cost net of any unamortized discount (or gross of any unamortized premium). New Residential determines at acquisition whether loans will be aggregated into pools based on common risk characteristics (credit quality, loan type, and date of origination or acquisition); loans aggregated into pools are accounted for as if each pool were a single loan. Income on these loans is recognized similarly to that on securities using a level yield methodology.

To the extent that residential mortgage loans are classified as held-for-investment, New Residential must periodically evaluate each of these loans or loan pools for possible impairment. Impairment is indicated when it is deemed probable that New Residential will be unable to collect all amounts due according to the contractual terms of the loan, or for loans acquired at a discount for credit losses, when it is deemed probable that New Residential will be unable to collect as anticipated. Upon determination of impairment, New Residential would establish a specific valuation allowance with a corresponding charge to earnings. New Residential continually evaluates its loans receivable for impairment. New Residential’s residential mortgage loans are aggregated into pools for evaluation based on like characteristics, such as loan type and acquisition date. Pools of loans are evaluated based on criteria such as an analysis of borrower performance, credit ratings of borrowers, loan to value ratios, the estimated value of the underlying collateral, the key terms of the loans and historical and anticipated trends in defaults and loss severities for the type and seasoning of loans being evaluated. This information is used to estimate provisions for estimated unidentified incurred losses on pools of loans. Significant judgment is required in determining impairment and in estimating the resulting loss allowance.

Furthermore, New Residential must assess its intent and ability to hold its loan investments on a periodic basis. If New Residential does not have the intent to hold a loan for the foreseeable future or until its expected payoff, the loan must be classified as “held for sale” and recorded at the lower of cost or estimated value.

The following is a summary of residential mortgage loans at September 30, 2013, all of which are classified as held for investment:

Loan Type	Outstanding Face Amount (A)	Carrying Value (A)	Loan Count	Weighted Average Yield	Weighted Average Coupon (B)	Weighted Average Life (Years) (C)	Floating Rate Loans as a % of Face Amount	Delinquent Face Amount
Reverse Mortgage Loans	$56,738	$33,060	327	10.3%	5.1%	3.8	22.0%	N/A

(A)	Represents a 70% interest New Residential holds in the reverse mortgage loans.
(B)	Represents the stated interest rate on the loans. Accrued interest on reverse mortgage loans is generally added to the principal balance and paid when the loan is resolved.
(C)	The weighted average life is based on the expected timing of the receipt of cash flows.

Activities related to the carrying value of residential mortgage loans are as follows:

For the nine months ended September 30, 2013
Balance at December 31, 2012	$—
Purchases/additional fundings	35,138
Proceeds from repayments	(3,945)
Accretion of loan discount and other amortization	1,867

Balance at September 30, 2013	$33,060